OTHER INCOME	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
25	OTHER INCOME

	For The Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

The amount represented the following:

Sales of newsprint papers	$73,074	$214,072	$252,014
Sale of scrap materials	439,656	398,637	253,475
Government grants	784,529	633,363	284,319
Sundries	259,595	168,918	239,124
	$1,556,854	$1,414,990	$1,028,932